Capital Management (Tables)	12 Months Ended
Dec. 31, 2024
Capital Management [Abstract]
Schedule of Capital of the Company Components

The capital of the Company includes the components of equity attributable to shareholders of the Company and loans and borrowings, net of cash and cash equivalents. Capital is summarized in the following table:

As at December 31,	2024	2023
Equity attributable to shareholders of the Company	$(17,201)	$17,515
Loans and borrowings	49,206	29,363
	32,005	46,878
Less: Cash and cash equivalents	(31,738)	(38,865)
	$267	$8,013